Investment Securities	12 Months Ended
Dec. 31, 2023
Investment Securities
Investment Securities

(2) Investment Securities

Investment securities available for sale at December 31, 2023 and 2022 are as follows:

(Dollars in thousands)
	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$10,974	-	830	10,144
U.S. Government sponsored enterprises	11,111	-	596	10,515
GSE - Mortgage-backed securities	257,705	185	22,988	234,902
Private label mortgage-backed securities	33,317	16	2,063	31,270
State and political subdivisions	129,922	-	24,829	105,093
Total	$443,029	201	51,306	391,924
(Dollars in thousands)
	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasuries	$10,951	-	1,137	9,814
U.S. Government sponsored enterprises	12,245	-	706	11,539
GSE - Mortgage-backed securities	263,712	445	23,657	240,500
Private label mortgage-backed securities	35,510	-	2,172	33,338
State and political subdivisions	184,768	91	34,656	150,203
Total	$507,186	536	62,328	445,394

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2023 and 2022 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$-	-	10,144	830	10,144	830
U.S. government sponsored enterprises	-	-	10,515	596	10,515	596
GSE -Mortgage-backed securities	24,167	546	203,234	22,442	227,401	22,988
Private label mortgage-backed securities	3,416	43	23,095	2,020	26,511	2,063
State and political subdivisions	-	-	105,093	24,829	105,093	24,829
Total	$27,583	589	352,081	50,717	379,664	51,306

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasuries	$2,878	104	6,936	1,033	9,814	1,137
U.S. government sponsored enterprises	2,904	87	8,635	619	11,539	706
GSE -Mortgage-backed securities	94,903	6,568	120,464	17,089	215,367	23,657
Private label mortgage-backed securities	33,338	2,172	-	-	33,338	2,172
State and political subdivisions	65,880	7,766	76,291	26,890	142,171	34,656
Total	$199,903	16,697	212,326	45,631	412,229	62,328

At December 31, 2023, unrealized losses in the investment securities portfolio relating to debt securities totaled $51.3 million. The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary. From the December 31, 2023 tables above, all three of the U.S. Treasury securities, all 108 of the securities issued by state and political subdivisions contained unrealized losses, all seven of the securities issued by U.S. Government sponsored enterprises (“GSE”), 114 of the 121 GSE mortgage-backed securities, and 12 of the 14 private label mortgage backed securities contained unrealized losses. The Company does not have an allowance for credit losses on available for sale securities at December 31, 2023, as no credit related losses were identified in the Company’s December 31, 2023 CECL analysis.

The Company periodically evaluates its investments for credit losses. There were no credit losses on investments in 2023, 2022 or 2021.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2023, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2023
(Dollars in thousands)
	Amortized Cost	Fair Value
Due within one year	$2,998	2,989
Due from one to five years	19,214	17,758
Due from five to ten years	53,239	45,184
Due after ten years	76,556	59,821
Mortgage-backed securities	291,022	266,172
Total	$443,029	391,924

During 2023, proceeds from sales of securities available for sale were $51.0 million and resulted in gross losses of $2.7 million and gross gains of $177,000. No securities available for sale were sold during 2022 and 2021.

Securities with a fair value of approximately $132.0 million and $96.0 million at December 31, 2023 and 2022, respectively, were pledged to secure public deposits, FHLB borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements. Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2023 and 2022.

(Dollars in thousands)
	December 31, 2023
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$10,144	-	10,144	-
U.S. Government sponsored enterprises	10,515	-	10,515	-
GSE - Mortgage-backed securities	234,902	-	234,902	-
Private label mortgage-backed securities	31,270	-	31,270	-
State and political subdivisions	105,093	-	105,093	-

(Dollars in thousands)
	December 31, 2022
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$9,814	-	9,814	-
U.S. Government sponsored enterprises	11,539	-	11,539	-
GSE - Mortgage-backed securities	240,500	-	240,500	-
Private label mortgage-backed securities	33,338	-	33,338	-
State and political subdivisions	150,203	-	150,203	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available. If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.